Consolidated statements of comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of comprehensive income [Abstract]
Net profit for the year	$ 31,292	$ 23,549	$ 1,329,579
Items that will not be subsequently reclassified to profit or loss
Actuarial gains, net (Note 23)	2,354	15,430	319
Revaluation surplus (Note 25)	379,420	(161,411)	941,957
Income tax on other comprehensive income	(114,532)	43,794	(282,683)
Total of other comprehensive income for the year	267,242	(102,187)	659,593
Comprehensive income (loss) for the year	298,534	(78,638)	1,989,172
Attributable to:
Non-controlling interest	(772)	4,543	1,989
Controlling interest	$ 299,306	$ (83,181)	$ 1,987,183